Debt and Credit Agreements	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt and Credit Agreements	DEBT AND CREDIT AGREEMENTS
Short-Term Notes and Credit Facilities
Hydro One meets its short-term liquidity requirements in part through the issuance of commercial paper under its Commercial Paper Program which has a maximum authorized amount of $2,300 million. These short-term notes are denominated in Canadian dollars with varying maturities up to 365 days. The Commercial Paper Program is supported by the Company’s committed and unsecured revolving standby credit facilities totalling $2,300 million (Operating Credit Facilities).
At December 31, 2023, Hydro One’s Operating Credit Facilities consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Revolving standby credit facilities	June 2028[1]	2,300	—
1 On June 1, 2023, the maturity dates for the Operating Credit Facilities were extended from June 2027 to June 2028.
The Company may use the Operating Credit Facilities for working capital and general corporate purposes. If used, interest on the Operating Credit Facilities would apply based on Canadian benchmark rates. The obligation of each lender to make any credit extension under its credit facility is subject to various conditions including that no event of default has occurred or would result from such credit extension.
Long-Term Debt
The following table presents long-term debt outstanding at December 31, 2023 and 2022:

As at December 31 (millions of dollars)	2023	2022
0.71% Series 48 notes due 2023	—	600
2.54% Series 42 notes due 2024	700	700
1.76% Series 45 notes due 2025	400	400
2.97% Series 40 notes due 2025	350	350
5.54% Series 57 notes due 2025	400	—
2.77% Series 35 notes due 2026	500	500
Floating-rate Series 56 notes due 2026[1]	425	—
4.91% Series 52 notes due 2028	750	750
3.02% Series 43 notes due 2029	550	550
3.93% Series 53 notes due 2029	300	—
2.16% Series 46 notes due 2030	400	400
7.35% Debentures due 2030	400	400
1.69% Series 49 notes due 2031	400	400
2.23% Series 50 notes due 2031	450	450
6.93% Series 2 notes due 2032	500	500
4.16% Series 54 notes due 2033	450	—
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
2.71% Series 47 notes due 2050	500	500
3.64% Series 44 notes due 2050	250	250
3.10% Series 51 notes due 2051	450	450
4.00% Series 24 notes due 2051	225	225
4.46% Series 55 notes due 2053	300	—
4.85% Series 58 notes due 2054	500	—
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One long-term debt (a)	15,020	13,245

6.6% Senior Secured Bonds due 2023 (Principal amount - $nil)	—	97
4.6% Note Payable due 2023 (Principal amount - $nil)	—	36
HOSSM long-term debt (b)	—	133

	15,020	13,378

Add: Net unamortized debt premiums	12	8
Add: Realized mark-to-market gain[2]	6	—
Less: Unamortized deferred debt issuance costs	(52)	(47)
Total long-term debt	14,986	13,339
[1] The interest rates of the floating-rate notes are referenced to the daily compounded Canadian overnight repo rate average, plus a margin..
2 In October 2023, Hydro One Inc. entered into $400 million fixed-to-floating interest-rate swap agreement to convert the $400 million Medium Term Note (MTN) Series 57 notes maturing October 20, 2025, into a variable rate debt. This swap was accounted for as a fair value hedge. In December 2023, this swap was terminated with a payment received of $6 million on settlement, which is being amortized over the term of the related note.
(a) Hydro One long-term debt
At December 31, 2023, long-term debt of $15,020 million (2022 - $13,245 million) was outstanding, the majority of which was issued under Hydro One’s MTN Program. In June 2022, Hydro One filed a short form base shelf prospectus in connection with its MTN Program, which has a maximum authorized principal amount of notes issuable of $4,000 million, expiring in July 2024. At December 31, 2023, $875 million remained available for issuance under the MTN Program prospectus.
In 2023, Hydro One issued long-term debt totalling $2,375 million (2022 - $750 million) and repaid long-term debt of $600 million (2022 - $600 million) under the MTN Program.
See Note 33 - Subsequent Events for long-term debt issued under Hydro One Inc.'s MTN Program subsequent to December 31, 2023.
(b) HOSSM long-term debt
On June 16, 2023, the HOSSM long-term debt matured and was fully repaid, leaving no debt outstanding at December 31, 2023 (December 31, 2022 - $133 million). In 2023, no long-term debt was issued (2022 - $nil), and $131 million (2022 - $3 million) of long-term debt was repaid.
The total long-term debt is presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2023	2022
Current liabilities:
Long-term debt payable within one year	700	733
Long-term liabilities:
Long-term debt	14,286	12,606
Total long-term debt	14,986	13,339
Principal and Interest Payments
At December 31, 2023, future principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted-Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	700	621	2.5
Year 2	1,150	603	3.4
Year 3	925	565	4.1
Year 4	—	535	1.4
Year 5	750	516	4.9
	3,525	2,840	3.7
Years 6-10	3,450	2,136	4.0
Thereafter	8,045	4,110	4.5
	15,020	9,086	4.2